Investments and loan receivable	12 Months Ended
Dec. 31, 2019
Investments and loan receivable
Investments and loan receivable

Note 6 – Investments and loan receivable

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; and (iii) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan, which initially had a maturity date of April 28, 2020, was extended to September 30, 2022 under substantially the same terms and conditions.

Investments and loan receivable comprised the following:

	At December 31,	At December 31,
	2019	2018
Equity investments	$145.6	$136.7
Loan receivable	34.6	32.3
Warrants	3.0	0.7
	$183.2	$169.7

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended December 31, 2019 and 2018 were as follows:

	2019	2018
Gain (loss) on change in the fair value of equity investments at FVTOCI	$11.4	$(21.4)
Deferred tax (expense) recovery in other comprehensive income	(1.5)	3.0
Gain (loss) on change in the fair value of equity investments at FVTOCI, net of tax	$9.9	$(18.4)